Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 1,311	$ 1,102
Intangible assets with an indefinite useful life or not yet available for use	141	131
Goodwill and intangible assets, net	$ 1,452	$ 1,233